Transactions with related parties:	12 Months Ended
Dec. 31, 2013
Related Party Transaction, Due from (to) Related Party
Transactions with related parties:
3. Transactions with related parties:
(a) Dynagas Ltd.
Dynagas Ltd. (or the "Manager"), is a Company beneficially owned by the Partnership's Chairman. The Manager had entered into a separate management agreement with an original duration up to December 31, 2012 with each of the vessel-owning entities of the Partnership in order to provide technical, administrative and commercial management services to the Partnership in exchange for a fixed daily fee. Beginning on the first calendar year after the commencement of the vessel management agreements and each calendar year thereafter, these fees are adjusted upwards by 4% until expiration of the management agreement. As December 31, 2012, daily management fees per vessel ranged from $2.34 to $2.43. The Manager also provided other services under these agreements for which the Partnership pays additional fees, including (i) a commission of 1.25% over charter-hire agreements arranged by the Manager and (ii) a lump sum new-building supervision fee of $700 for the services rendered by the Manager in respect of the construction of the vessel plus out of pocket expenses. With effect from January 1, 2013, following the expiration of its' previous agreements, the Manager entered into an eight year term separate management agreement with each vessel-owning entity of the Partnership in order to provide technical, administrative and commercial management services to the Partnership in exchange for a daily management fee of $2.5. Beginning on the first calendar year after the commencement of the vessel management agreements and each calendar year thereafter, these fees will be adjusted upwards by 3% until expiration of the management agreement, subject to further annual increases to reflect material unforeseen costs of providing the management services, by an amount to be agreed between the Partnership and the Manager, which amount will be reviewed and approved by the conflicts committee. As of December 31, 2013, each vessel was charged the basis daily management fee of $2.5, whereas, for the years ended December 31, 2012 and 2011, daily management fees per vessel ranged from $2.34 to $2.43 and $2.25 to $2.34, respectively. The Manager also provides other services under these agreements for which the Partnership pays additional fees, including: (i) a commission of 1.25% over charter-hire agreements arranged by the Manager and (ii) a lump sum new-building supervision fee of $700 for the services rendered by the Manager in respect of the construction of the vessel plus out of pocket expenses. The agreements will terminate automatically after a change of control of the owners and/or of the owner's ultimate parent, in which case an amount equal to the estimated remaining fees but in any case not less than for a period of at the least 36 months and not more than 60 months, will become payable to the Manager.
Fees charged in 2013, 2012 and 2011 for technical and administrative services amounted to $2,737, $2,638 and $2,529, respectively, and are separately reflected as Management fees-related party in the accompanying consolidated statements of income. Commissions charged in 2013, 2012 and 2011 for commercial services amounted to $1,011, $981 and $638, respectively, and are separately reflected as Voyage expenses-related party in the accompanying consolidated statements of income. These amounts were fully settled up to December 31, 2013, whereas, in as of December 31, 2012, amounts due to the Manager totaled $3,619 and are included in Due to related party in the accompanying consolidated balance sheets together with $240, relating to liabilities arising out of the fleet operations (current account) As of December 31, 2013, the Partnership had granted to the Manager working capital advances of $1,456 which are separately reflected in Current Assets, Due from related party in the accompanying consolidated balance sheets.
The management agreements provide for an advance equal to three months of management fees per vessel as security. Pursuant to the terms of the separate management agreements discussed above, the security advance payment, effective January 1, 2013, increased from $180 to $225 per vessel, and other than in the case of termination of the management agreement by reason of default by the Manager, the advance is not refundable. Such advances as of December 31, 2013 and 2012 amounted to $675 and $540, respectively, and are separately reflected in Non-Current Assets as Due from related party in the accompanying consolidated balance sheets.
(b) Stockholders' Loan
On February 9, 2004, Pegasus, Lance and Seacrown entered into an unsecured, interest free credit loan facility agreement with Gregold Compania Maritima S.A a corporation controlled by members of the of the Chairman's Family for a principal amount up to $140,000 available until December 31, 2012. The amount of $140,000 was drawn at various dates in periods prior to December 31, 2010 and was used to partially finance the vessels' construction cost and to provide Pegasus, Lance and Seacrown working capital for general corporate purposes. Part of the loan ($23,416) was paid in 2011 and the remaining amount of $116,584 was fully paid in April 2012, using the proceeds from the loans' refinancing discussed in Note 6(a) and 6(b).
(c) Loan from related party
On November 18, 2013, concurrently with the completion of its' initial public offering, the Partnership entered into an interest free $30.0 million revolving credit facility with its' Sponsor, Dynagas Holding, with an original term of five years from the closing date, to be used for general partnership purposes including working capital. The loan may be drawn and be prepaid in whole or in part at any time during the life of the facility. As of December 31, 2013, $5.5 million were drawn down under the facility, which are separately reflected in Current Liabilities, Loan from related party in the accompanying consolidated balance sheets. In January 2014, the total amount drawn under the respective facility was repaid.

(d) Omnibus Agreement
On November 18, 2013, the Partnership entered into an agreement with its Sponsor (the "Omnibus Agreement") to govern among other things i) the terms and the extent the Partnership and the Sponsor may compete each other, ii) the procedures to be followed for the exercise of Partnership's options to acquire certain offered optional vessels by its Sponsor, iii) certain rights of first offer to the Sponsor for the acquisition of LNG carriers from the Partnership and iv) Sponsor's provisions of certain indemnities to the Partnership. As of December 31, 2013, no such option was exercised.
(e) Cross Collateral Guarantee
Reed Trading Ltd. ("Reed") is a vessel-owning company controlled by members of the Family. One of the Partnership's lenders has registered a first priority mortgage on Reed's vessel, the Felicity, in its favor as a cross collateral guarantee on the loan obtained by Pegasus (Note 6(a)). As of December 31, 2012, there were no balances due to /from Reed whilst subsequent to the loan repayment discussed in Note 6(a), Reed was released from its cross collateral guarantee obligations.
(f) Executive Services Agreement
On March 21, 2014, we entered into an executive services agreement with our Manager with retroactive effect from the IPO closing date, pursuant to which our Manager provides to us the services of our executive officers, who report directly to our Board of Directors. Under the agreement, our Manager is entitled to an executive services fee of €538,000 per annum, payable in equal monthly installments. The agreement has an initial term of five years and automatically renews for successive five year terms unless terminated earlier.